Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2024 up through April 30, 2025, which is the date that these consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these consolidated financial statements other than disclosed below.

On January 15, 2025, The Company entered into Securities Purchase Agreements (the “Securities Purchase Agreements”) with several investors named therein (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a best effort offering (the “Offering”), a total of 25,000,000 Ordinary Shares of par value $0.00005 per share (the “Ordinary Shares”) at the price of $0.40 per Ordinary Share for gross proceeds of $10,000,000. The Securities Purchase Agreements contain customary representations and warranties and agreements of the Company and the Purchasers and customary indemnification rights and obligations of the parties. The Offering closed on January 17, 2025.